Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Pacer Funds Trust and the Shareholders of
Pacer American Energy Independence ETF, Pacer BlueStar Digital Entertainment ETF, Pacer BlueStar Engineering the Future ETF, Pacer Cash Cowz 100-Nasdaq 100 Rotator ETF, Pacer Developed Markets Cash Cows Growth Leaders ETF, Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF, Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF, Pacer PE/VC ETF, Pacer S&P 500 Quality FCF Aristocrats ETF, Pacer S&P MidCap 400 Quality FCF Aristocrats ETF, Pacer SmallCap 600 Quality FCF Aristocrats ETF, Pacer Solactive Whitney Future of Warfare ETF, Pacer Swan SOS Conservative (April) ETF, Pacer Swan SOS Conservative (January) ETF, Pacer Swan SOS Conservative (July) ETF, Pacer Swan SOS Conservative (October) ETF,  Pacer Swan SOS Flex (April) ETF, Pacer Swan SOS Flex (January) ETF,  Pacer Swan SOS Flex (July) ETF, Pacer Swan SOS Flex (October) ETF, Pacer Swan SOS Fund of Funds ETF,  Pacer Swan SOS Moderate (April) ETF, Pacer Swan SOS Moderate (January) ETF, Pacer Swan SOS Moderate (July) ETF, Pacer Swan SOS Moderate (October) ETF and Pacer US Cash Cows Bond ETF

In planning and performing our audit of the financial statements of the Pacer American Energy Independence ETF (“USAI”), Pacer BlueStar Digital Entertainment ETF (“ODDS”), Pacer BlueStar Engineering the Future ETF (“BULD”), Pacer Cash Cowz 100-Nasdaq 100 Rotator ETF (“QQWZ”), Pacer Developed Markets Cash Cows Growth Leaders ETF (“EAFG”), Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF (“QSIX”), Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF (“QDPL”), Pacer PE/VC ETF (“PEVC”), Pacer S&P 500 Quality FCF Aristocrats ETF (“LCOW”), Pacer S&P MidCap 400 Quality FCF Aristocrats ETF (“MCOW”), Pacer SmallCap 600 Quality FCF Aristocrats ETF (“SCOW”), Pacer Solactive Whitney Future of Warfare ETF (“FOWF”), Pacer Swan SOS Conservative (April) ETF (“PSCW”), Pacer Swan SOS Conservative (January) ETF (“PSCX”), Pacer Swan SOS Conservative (July) ETF (“PSCJ”), Pacer Swan SOS Conservative (October) ETF (“PSCQ”),  Pacer Swan SOS Flex (April) ETF (“PSFM”), Pacer Swan SOS Flex (January) ETF (“PSFD”),  Pacer Swan SOS Flex (July) ETF (“PSFJ”), Pacer Swan SOS Flex (October) ETF (“PSFO”), Pacer Swan SOS Fund of Funds ETF (“PSFF”),  Pacer Swan SOS Moderate (April) ETF (“PSMR”), Pacer Swan SOS Moderate (January) ETF (“PSMD”), Pacer Swan SOS Moderate (July) ETF (“PSMJ”), Pacer Swan SOS Moderate (October) ETF (“PSMO”) and Pacer US Cash Cows Bond ETF (“MILK”) (collectively the “Funds”), each a series of the Pacer Funds Trust, as of and for the period ended October 31, 2025,  in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting.  In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles (GAAP).  A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with GAAP, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and trustees of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of inherent limitations, internal control over financial reporting may not prevent or detect misstatements.  Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis.  A material weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds’ annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB.  However, we noted no deficiencies in the Pacer Funds Trust internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of October 31, 2025.

This report is intended solely for the information and use of management and the Board of Trustees of  Pacer American Energy Independence ETF (“USAI”), Pacer BlueStar Digital Entertainment ETF (“ODDS”), Pacer BlueStar Engineering the Future ETF (“BULD”), Pacer Cash Cowz 100-Nasdaq 100 Rotator ETF (“QQWZ”), Pacer Developed Markets Cash Cows Growth Leaders ETF (“EAFG”), Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF (“QSIX”), Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF (“QDPL”), Pacer PE/VC ETF (“PEVC”), Pacer S&P 500 Quality FCF Aristocrats ETF (“LCOW”), Pacer S&P MidCap 400 Quality FCF Aristocrats ETF (“MCOW”), Pacer SmallCap 600 Quality FCF Aristocrats ETF (“SCOW”), Pacer Solactive Whitney Future of Warfare ETF (“FOWF”), Pacer Swan SOS Conservative (April) ETF (“PSCW”), Pacer Swan SOS Conservative (January) ETF (“PSCX”), Pacer Swan SOS Conservative (July) ETF (“PSCJ”), Pacer Swan SOS Conservative (October) ETF (“PSCQ”),  Pacer Swan SOS Flex (April) ETF (“PSFM”), Pacer Swan SOS Flex (January) ETF (“PSFD”),  Pacer Swan SOS Flex (July) ETF (“PSFJ”), Pacer Swan SOS Flex (October) ETF (“PSFO”), Pacer Swan SOS Fund of Funds ETF (“PSFF”),  Pacer Swan SOS Moderate (April) ETF (“PSMR”), Pacer Swan SOS Moderate (January) ETF (“PSMD”), Pacer Swan SOS Moderate (July) ETF (“PSMJ”), Pacer Swan SOS Moderate (October) ETF (“PSMO”) and Pacer US Cash Cows Bond ETF (“MILK”), and the Securities and   Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ Sanville & Company LLC

Huntingdon Valley, Pennsylvania
December 29, 2025